SHARE CAPITAL (Schedule of Assumptions Used to Estimate Fair Value) (Details)	12 Months Ended
	Dec. 31, 2024 ₪ / shares	Dec. 31, 2023 $ / shares
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share | ₪ / shares	₪ 1.2
Dividend yield	0.00%
Expected volatility	72.00%
Risk-free interest rate	4.80%
Expected term	4 years
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share | ₪ / shares	₪ 0.87
Dividend yield	0.00%	0.00%
Expected volatility	75.00%
Risk-free interest rate	4.15%
Expected term	7 years	7 years
Minimum [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share | $ / shares		$ 3.59
Expected volatility		55.00%
Risk-free interest rate		3.97%
Maximum [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share | $ / shares		$ 3.8
Expected volatility		56.00%
Risk-free interest rate		4.10%